Securities Available for Sale - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Securities	Dec. 31, 2015 USD ($) Securities
Investments, Debt and Equity Securities [Abstract]
Securities transferred in or out of Level 1, Level 2 or Level 3	$ 0	$ 0
Available-for-sale Securities Pledged as Collateral	$ 9,279,000	$ 9,601,000
Number of securities in unrealized loss | Securities	24	22